Revenues from Contracts with Customers - Contract Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
As of January 1	€ 4.9	€ 0.0
Additions	0.0	4.2
thereof: attributable to performance obligations satisfied in prior periods	0.0	0.0
Reclassification to trade accounts receivables	(13.5)	0.0
Reclassification from non-current to current	18.6	0.0
Changes in scope of consolidation	0.0	0.7
As of December 31	10.0	4.9
Non-current
As of January 1	0.0	0.0
Additions	28.4	0.0
thereof: attributable to performance obligations satisfied in prior periods	23.6	0.0
Reclassification to trade accounts receivables	0.0	0.0
Reclassification from non-current to current	(18.6)	0.0
Changes in scope of consolidation	0.0	0.0
As of December 31	9.8	0.0
Total
As of January 1	4.9	0.0
Increase (Decrease) In Contract Assets	28.4	4.2
Contract Assets Attibutable To Performance Obligations Satisfied In Prior Periods	23.6	0.0
Reclassification Io Trade Accounts Receivables, Contract Assets	(13.5)	0.0
Reclassification from non-current to current	0.0	0.0
Changes in scope of consolidation	0.0	0.7
As of December 31	€ 19.8	€ 4.9